Employee Stock Ownership Plan (Tables)	12 Months Ended
Sep. 30, 2016
Share Based Arrangements To Obtain Goods And Services [Abstract]
Summary Of Plan Contributions
Year	Shares	Amount
2016	11,418	$200,158
2015	11,455	$185,113
2014	11,428	$341,125